Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepayments and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	The Company’s prepaid expenses and other current assets are as follows:
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Other receivable, net (1)	$68,800	$242,151
Value added tax receivable	44,166	43,504
Total	$112,966	$285,655
(1)	Other receivables mainly consisted of advances to employees for business development purposes and prepaid employee insurance and welfare benefits which will be subsequently deducted from the employee’s payroll.